                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03683

                       LINCOLN NATIONAL MANAGED FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                                  MANAGED FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Managed Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL MANAGED FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
MANAGED FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National Managed Fund had a return of -11.1% for the year ended December 31, 2002, while its customized benchmark (60% S&P 500 Index and 40% Lehman Brothers Government/Credit Index), returned -8.3%.

After posting the largest quarterly decline since the market crash of 1987, equity markets were able to stage a strong turnaround in the last quarter of 2002. The fourth quarter was by far the best quarterly performance of the year as investors' focus turned from declining consumer confidence towards third quarter earnings, which generally beat already-lowered forecasts. Corporate and mortgage-backed spreads rose to historical highs during the year, while mortgage rates fell to 40 year lows, raising prepayment concerns. Corporate governance continued to be an issue as evidenced by the SEC's August 14th deadline for corporate officers to validate their firm's financial statements. In an effort to boost consumer confidence, the Federal Reserve cut the Fed Funds rate 50 basis points in November, to 1.25%, after holding it steady throughout the year.

The equity sleeves of the Fund performed divergently during the year against their respective benchmark indexes. The return of the large-cap sleeve underperformed the S&P 500 Index, while the small-cap sleeve outperformed the Russell 2000 Index. The large-cap sleeve's underperformance was attributable to stock selection in the technology and healthcare sectors. Stock selection in the finance sector partially offset the underperformance. The small-cap sleeve's outperformance can be attributed to stock selection in healthcare, finance, capital goods and business services stocks. This outperformance was partially offset by stock selection in the communications and technology sectors.

The Fund's fixed income sleeve's exposure to lower quality sectors, corporates and high yield, as well as an underweight in the government sector, were the main drivers of its relative underperformance vs. its benchmark index. During the second and third quarters, corporate bond spreads, both investment grade and high yield, widened dramatically as investors' risk aversion increased. However, superior security selection helped to limit the downside. As the year came to a close, investors' appetite for risk increased and, as a result, corporate bond spreads tightened dramatically.

Although U.S. equity markets performed strongly in the fourth quarter of 2002, much of the strength was in lower quality stocks that had, with hindsight, been oversold. We expect the current high level of volatility in stock prices to continue until investors are convinced that a sustained economic recovery has begun and corporate earnings concerns ease. However, the Federal Reserve's recent 50 basis point reduction in short-term interest rates, to levels not seen in 40 years, and improved prospects for further tax cuts, due to the Republican Party's victory in the mid-term Congressional elections, should both be interpreted positively by the equity markets. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in 2003. So, looking forward, we maintain a positive long-term view on both the economy and equity markets and thus remain committed to our process -- blending quantitative screening, fundamental research and portfolio risk control.

J. Paul Dokas

Growth of $10,000 invested 1/1/93 through 12/31/02

[CHART]
This chart illustrates, hypothetically, that $10,000 was invested in the Managed Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $20,243. For comparison, look at how the S&P 500 Index and the Lehman Brothers Government/Credit Index did over the same period. The same $10,000 investment would have grown to $24,497 and $20,828, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -11.08%
------------------------------------------
Five Years                        + 0.93%
------------------------------------------
Ten Years                         + 7.31%
------------------------------------------

* S&P 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held stocks. Lehman Brothers Government/Credit Index - Measures performance of diversified, investment grade, bond issues.

                                Managed Fund  1

LINCOLN NATIONAL
MANAGED FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                         Number        Market
COMMON STOCK - 62.02%                    of Shares     Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.21%
-------------------------------------------------------------------
+   Ducommun                                   5,000   $     79,250
    General Dynamics                           5,600        444,472
    Honeywell International                   27,200        652,800
+   L3 Communications                         17,600        790,416
    Lockheed Martin                           15,500        895,125
    Northrop Grumman                          13,400      1,299,800
    Raytheon                                  20,500        630,375
+   Sequa                                      4,000        156,440
+   Teledyne Technologies                     10,600        166,208
+   United Defense Industries                  5,200        121,160
    United Technologies                       18,300      1,133,502
-------------------------------------------------------------------
                                                          6,369,548
AUTOMOBILES & AUTOMOTIVE PARTS - 1.04%
-------------------------------------------------------------------
    A. O. Smith                                7,800        210,678
+   Aftermarket Technology                     5,100         73,950
+   Autonation                                67,100        842,776
    Delphi                                    80,100        644,805
    General Motors                            49,500      1,824,570
    Johnson Controls                          14,500      1,162,465
+   Keystone Automotive Industries             8,000        120,160
    PEP Boys                                  17,100        198,360
    Polaris Industries                         4,700        275,420
+   Strattec Security                          2,200        105,468
-------------------------------------------------------------------
                                                          5,458,652
BANKING & FINANCE - 9.57%
-------------------------------------------------------------------
+   Affiliated Managers Group                  8,400        422,520
    Alabama National Bancorp                   2,200         95,700
    American Express                          52,800      1,866,480
    American Home Mortgage Holdings           10,900        119,900
    AmSouth Bancorp                           49,000        940,800
    Arrow Financial                            4,305        132,465
    Associated Banc-Corp                      29,550      1,002,927
    Bank of America                           65,100      4,529,007
    Bank of New York                          56,600      1,356,136
    Bank One                                  34,700      1,268,285
    BankAtlantic Bancorp Class A              18,000        170,100
+   Bankunited Financial Class A               8,800        142,384
    Bear Stearns                              14,100        837,540
    BKF Capital Group                          6,600        116,490
    BSB Bancorp                               10,800        226,476
    Capital One Financial                     36,000      1,069,920
    Capitol Bancorp                            7,100        164,720
    Citigroup                                176,800      6,221,591
    Coastal Bancorp                            3,600        116,460
    Commercial Federal                         9,100        212,485
    Community First Bankshares                10,700        283,122
    Countrywide Financial                     19,200        991,680
    Dime Community Bancshares                 11,600        222,140
    Fannie Mae                                36,200      2,328,746
    Financial Institutions                     2,700         79,272
    First Busey Class A                        2,900         66,874
    First Charter                              7,400        133,200
    First Commonwealth Financial               4,600         52,900
    First Community
      Bancshares -- Virginia                   2,100         64,596
    First Essex Bancorp                        1,900         63,460
    First Financial Bankshares                 1,700         64,600
    First Financial Holdings                   2,100         51,996
    First Tennessee National                   7,900        283,926
    Flagstar Bancorp                          10,950        236,520
    Flushing Financial                         3,100         50,772
    Freddie Mac                               35,900      2,119,895
    Frontier Financial                         5,600        143,248

                                         Number        Market
BANKING & FINANCE (CONT'D)               of Shares     Value
-------------------------------------------------------------------
    Gold Banc                                 14,400   $    142,862
    Golden West Financial                      4,400        315,964
    Goldman Sachs                              9,600        653,760
    Greenpoint Financial                      12,900        582,822
    Hudson United Bancorp                     15,500        482,050
    Independent Bank - Massachusetts           2,600         59,280
    Independent Bank - Michigan                2,940         88,964
    Irwin Financial                            9,000        148,500
    Jefferies Group                            5,400        226,638
    JP Morgan Chase                           95,800      2,299,200
+   Local Financial                            9,800        143,570
    MAF Bancorp                                4,900        166,257
    MBNA                                      39,250        746,535
    Merrill Lynch                             36,800      1,396,560
    Morgan Stanley                            35,000      1,397,200
    National City                             40,100      1,095,532
    National Penn Bancshares                   2,310         61,331
    North Fork Bancorporation                  7,600        256,424
    Pacific Northwest Bancorp                  2,100         52,500
    Peoples Holding Company                    2,200         89,650
    PFF Bancorp                                5,400        168,750
    Popular                                   24,500        828,100
    Port Financial                             1,700         75,854
    Provident Bankshares                       8,431        194,849
    Provident Financial                        6,100        158,783
+   Quaker City Bancorp                        2,125         69,976
    Seacoast Financial Services                2,900         58,032
    South Financial Group                     12,700        262,382
    SunTrust Banks                            10,000        569,200
    Susquehanna Bancshares                     8,600        179,233
    U.S. Bancorp                              89,500      1,899,190
    Umpqua Holdings                            8,600        156,950
    Union Planters                            32,900        925,806
    United Bankshares                          3,900        113,338
    United Community Financial -- Ohio         6,900         59,685
    Washington Mutual                         60,600      2,092,518
    Wells Fargo                               73,000      3,421,510
    WesBanco                                   2,600         60,814
+   WFS Financial                              7,900        165,196
    WSFS Financial                             4,600        151,662
-------------------------------------------------------------------
                                                         50,266,760
BUILDINGS & MATERIALS - 0.61%
-------------------------------------------------------------------
+   Beazer Homes USA                           1,200         72,720
+   Comfort Systems USA                       31,600        105,860
    D.R. Horton                               25,000        433,750
+   Genlyte Group                              6,700        208,772
+   Hovnanian Enterprises Class A              4,300        136,310
    KB Home                                   13,400        574,190
    Lennar                                     4,900        252,840
    Martin Marietta Materials                 22,000        674,520
    M.D.C. Holdings                            4,879        186,671
+   Meritage                                   1,500         50,475
+   Monaco Coach                               8,000        132,400
    Standard-Pacific                           4,700        116,325
    Texas Industries                           6,100        148,230
    Winnebago Industries                       2,500         98,075
-------------------------------------------------------------------
                                                          3,191,138
BUSINESS SERVICES - 0.94%
-------------------------------------------------------------------
+   Cendant                                  109,300      1,145,464
+   Daisytek International                    11,700         92,781
+   Dycom Industries                           5,825         77,181
    Fluor                                     22,900        641,200
+   Gartner                                   13,900        127,880
    Hooper Holmes                             13,500         82,890
+   Integrated Electrical Services            35,000        134,750
+   ITT Educational Services                   6,400        150,720
    Kelly Services                            10,600        261,926

                                Managed Fund  2

                                         Number        Market
BUSINESS SERVICES (CONT'D)               of Shares     Value
-------------------------------------------------------------------
    McKesson                                  40,300   $  1,089,309
+   MPS Group                                 10,700         59,278
+   Navigant International                    10,600        130,698
+   NCO Group                                  7,800        124,410
+   Plexus                                     5,000         43,900
+   Right Management Consultants              15,600        206,700
    ServiceMaster                             26,800        297,480
+   URS                                        9,900        140,877
+   Watson Wyatt & Company                     6,200        134,850
-------------------------------------------------------------------
                                                          4,942,294
CABLE, MEDIA & PUBLISHING - 2.58%
-------------------------------------------------------------------
+   AOL Time Warner                          282,100      3,695,510
    Belo Class A                              26,700        569,244
+   Clear Channel Communications              19,000        708,510
+   Comcast - Class A                         38,346        903,815
+   Comcast Special Class A                   43,700        987,183
    Gannett                                    7,900        567,220
    Grey Global Group                            300        183,330
    Harte-Hanks                               20,100        375,267
+   Hearst-Argyle Television                  12,000        289,320
    Hollinger International                   17,500        177,800
+   Liberty Media Class A                     29,200        261,048
    McGraw-Hill                               11,500        695,060
+   Mediacom Communications                   17,100        150,651
+   Playboy Enterprises                       14,700        148,911
+   Sinclair Broadcast Group                   8,800        102,344
    Tribune                                    7,400        336,404
+   Viacom Class B                            35,400      1,442,904
    Walt Disney                              120,700      1,968,617
-------------------------------------------------------------------
                                                         13,563,138
CHEMICALS - 0.93%
-------------------------------------------------------------------
    Arch Chemicals                             6,500        118,625
+   Cabot Microelectronics                     2,800        132,160
    Crompton                                  23,800        141,610
+   Cytec Industries                           6,300        171,864
    duPont (E.I.) deNemours                   23,800      1,009,120
    Engelhard                                 11,400        254,790
    Fuller (H.B.)                              4,900        126,812
    IMC Global                                50,100        534,567
    Lubrizol                                  23,200        707,600
    Millennium Chemicals                      14,300        136,136
    Olin                                      12,600        195,930
    PPG Industries                             5,600        280,840
    Praxair                                   12,300        710,571
    RPM International                         19,500        297,960
+   Seagate Technology Tracking               25,300              0
    Solutia                                   14,300         51,909
-------------------------------------------------------------------
                                                          4,870,494
COMPUTERS & TECHNOLOGY - 7.82%
-------------------------------------------------------------------
+   Activision                                35,800        522,322
    Adobe Systems                             39,200        976,472
+   Advanced Digital Information              10,200         68,442
+   Agile Software                            13,300        102,942
+   Alloy                                      4,300         47,085
+   Altera                                    43,100        531,854
    Automatic Data Processing                 29,300      1,150,025
+   Avocent                                   10,200        226,644
+   Cadence Design Systems                    25,600        301,824
+   Carreker                                  15,100         68,403
+   Catapult Communications                   13,200        157,740
+   Dell Computer                             89,700      2,398,578
+   Documentum                                 5,100         79,866
+   Dun & Bradstreet                           9,200        317,308
+   Earthlink                                  9,300         50,685
+   eBay                                       5,200        352,664
+   Electronics For Imaging                   10,400        169,114
+   EMC                                      139,100        854,074
+   Emulex                                    12,700        235,585
    FactSet Research Systems                   9,100        257,257
+   Filenet                                    4,400         53,680

                                         Number        Market
COMPUTERS & TECHNOLOGY (CONT'D)          of Shares     Value
-------------------------------------------------------------------
    First Data                                38,700   $  1,370,367
    Hewlett-Packard                           86,028      1,493,446
+   Imation                                    4,400        154,352
+   InFocus                                    5,800         35,728
+   Inforte                                   18,100        140,275
+   Ingram Micro Class A                      41,800        516,230
    Intel                                    309,500      4,818,915
    International Business Machines           56,100      4,347,750
+   Internet Security Systems                  4,100         75,153
+   Interwoven                                16,600         43,160
+   J2 Global Communications                   5,000         95,200
+   Keane                                      8,600         77,314
+   Kronos                                     3,800        140,562
+   Lawson Software                           21,000        120,750
+   Legato Systems                            15,800         79,474
+   Lexmark International                     13,400        810,700
+   Manhattan Associates                       7,100        167,986
+   Mentor Graphics                            8,300         65,238
    Microchip Technology                      42,800      1,046,460
+   Microsoft                                171,800      8,882,060
+   Monolithic System Technology              12,300        148,584
+   Novell                                    37,900        126,586
+   Omnicell                                  21,300         56,445
+   Oracle                                   187,400      2,023,920
+   Overture Services                          8,100        221,211
    Pitney Bowes                              26,100        852,426
+   Progress Software                          9,400        121,730
+   Proquest                                   8,400        164,640
+   Quantum                                   24,800         66,216
+   Roxio                                     17,600         83,952
+   RSA Security                              19,600        117,404
+   Sandisk                                   14,800        300,440
    Sigma-Aldrich                             12,600        613,620
+   Skyworks Solutions                         5,800         49,996
+   Standard Microsystems                      8,900        173,283
+   Sungard Data Systems                      13,600        320,416
+   Sybase                                    11,400        152,760
+   Symantec                                  17,400        703,830
+   Systems & Computer Technology              8,400         72,240
+   Take-Two Interactive Software              7,700        180,873
+   THQ                                        8,700        115,275
+   TiVo                                      32,600        170,498
+   Ulticom                                   22,000        164,780
+   Verint Systems                            13,200        266,376
+   Websense                                   8,500        181,569
+   Western Digital                           27,900        178,281
-------------------------------------------------------------------
                                                         41,031,035
CONSUMER PRODUCTS - 2.02%
-------------------------------------------------------------------
    3M                                         8,300      1,023,390
    Clorox                                    16,700        688,875
    Federal Signal                            10,100        196,142
    Fortune Brands                            16,100        748,811
    Gillette                                  38,800      1,177,968
    Libbey                                     3,300         85,800
    Maytag                                    21,800        621,300
    Newell Rubbermaid                         35,400      1,073,682
+   Oakley                                     9,900        101,673
    Procter & Gamble                          53,600      4,606,384
+   Racing Champions Ertl                      7,700        105,105
    Walter Industries                          6,600         71,478
+   Yankee Candle                              5,800         92,800
-------------------------------------------------------------------
                                                         10,593,408
CONSUMER SERVICES - 0.40%
-------------------------------------------------------------------
    ABM Industries                            17,800        275,900
+   Alderwoods Group                          22,500        106,403
+   Charles River Associates                   8,100        114,696
    H&R Block                                 31,200      1,254,240
+   ICT Group                                  6,700         77,653
    Mcgrath Rentcorp                           5,900        137,116
+   Service International                     35,400        117,528
-------------------------------------------------------------------
                                                          2,083,536

                                Managed Fund  3

ELECTRONICS & ELECTRICAL                 Number        Market
EQUIPMENT - 2.94%                        of Shares     Value
-------------------------------------------------------------------
    Ametek                                     8,300   $    319,467
+   Asyst Technologies                         8,800         64,680
+   Axcelis Technologies                      17,900        100,401
+   Benchmark Electronics                      3,800        108,908
    Brady                                      8,200        273,470
+   Cree                                       6,000         98,100
    CTS                                        6,500         50,375
+   Dionex                                     6,100        181,231
+   ESS Technology                            10,300         64,787
    General Electric                         328,800      8,006,280
+   Genesis Microchip                         11,400        148,770
+   Invision Technologies                      2,400         63,264
+   JDS Uniphase                              49,100        121,277
    Keithley Instruments                       6,700         83,750
+   Kulicke & Soffa Industries                10,400         59,488
    Matsushita Electric ADR                   22,700        217,920
+   Oak Technology                            16,400         43,460
    Philips Electronics - NY Share            14,100        249,288
    Pittston Brink's Group                    21,800        402,864
+   Powell Industries                          7,800        133,216
+   Rogers                                     6,000        133,500
    Sony ADR                                   6,800        280,908
+   SPX                                       22,900        857,605
    Symbol Technologies                       32,800        269,616
    Texas Instruments                         83,800      1,257,838
    Textron                                   16,000        687,840
+   Thermo Electron                           32,600        655,912
+   TriQuint Semiconductor                    36,800        156,032
+   Varian                                     5,200        149,188
+   Varian Semiconductor Equipment             4,900        116,429
+   Vitesse Semiconductor                     23,000         50,255
-------------------------------------------------------------------
                                                         15,406,119
ENERGY - 3.40%
-------------------------------------------------------------------
    Anadarko Petroleum                         7,600        364,040
    Apache                                    14,100        803,559
    Berry Petroleum Class A                   12,000        204,600
    Burlington Resources                       6,600        281,490
    ChevronTexaco                             45,200      3,004,896
    ConocoPhillips                            10,000        483,900
+   Denbury Resources                         12,700        143,510
    Devon Energy                               7,600        348,840
    Exxon Mobil                              217,200      7,588,968
    GlobalSantaFe                             11,700        284,544
+   Horizon Offshore                          16,800         83,664
    Kerr-McGee                                 9,500        420,850
+   Key Energy Services                       33,800        303,186
+   Magnum Hunter Resources                   25,700        152,915
    Marathon Oil                              20,700        440,703
+   Noble                                     17,700        622,155
    Occidental Petroleum                      32,800        933,160
+   Stone Energy                               4,900        163,464
    Tidewater                                 19,600        609,560
+   Universal Compression Holdings             5,500        105,215
    Vintage Petroleum                         11,500        121,325
    Western Gas Resources                      6,800        250,580
    Williams Energy Partners                   4,100        133,045
-------------------------------------------------------------------
                                                         17,848,169
ENVIRONMENTAL SERVICES - 0.37%
-------------------------------------------------------------------
+   Republic Services                         56,900      1,193,762
    Waste Management                          33,400        765,528
-------------------------------------------------------------------
                                                          1,959,290
FOOD, BEVERAGE & TOBACCO - 3.11%
-------------------------------------------------------------------
    Adolph Coors                              17,100      1,047,375
    Anheuser-Busch                            12,500        605,000
    Archer-Daniels-Midland                    69,100        856,840
    Coca-Cola                                 62,500      2,738,750
    Conagra Foods                             59,000      1,475,590
    Corn Products                              4,600        138,598
+   International Multifoods                  11,800        250,042
    Interstate Bakeries                        8,100        123,525

                                         Number        Market
FOOD, BEVERAGES & TOBACCO (CONT'D)       of Shares     Value
-------------------------------------------------------------------
    JM Smucker                                 2,900   $    115,449
    Kellogg Company                           17,100        586,017
    Kraft Foods                               34,200      1,331,406
+   Pathmark Stores                           17,900         90,753
    Pepsico                                   48,100      2,030,782
    Philip Morris                             75,600      3,064,068
+   Ralcorp Holdings                          12,600        316,764
    RJ Reynolds Tobacco Holdings              21,400        901,154
    Sanderson Farms                            7,300        152,643
    Sensient Technologies                     11,600        260,652
    Universal                                  5,900        218,064
-------------------------------------------------------------------
                                                         16,303,472
HEALTHCARE & PHARMACEUTICALS - 8.94%
-------------------------------------------------------------------
    Abbott Laboratories                       63,600      2,544,000
+   Abgenix                                   16,200        119,394
+   Albany Molecular Research                  4,900         72,476
+   Alkermes                                   5,200         32,604
+   Alliance Imaging                           4,800         25,440
    Alpharma                                  12,500        148,875
+   American Healthways                        7,200        126,000
    AmerisourceBergen                         13,700        744,047
+   Amgen                                     50,000      2,417,000
+   Anthem                                     7,300        459,170
+   Applera Corp-Celera Genomics Group         8,900         84,995
+   Apria Healthcare Group                    12,800        284,672
    Baxter International                      26,500        742,000
    Becton Dickinson                          41,100      1,261,359
+   Bradley Pharmaceuticals                   13,700        178,511
    Bristol-Myers Squibb                      60,900      1,409,835
    CR Bard                                   10,800        626,400
    Cardinal Health                           12,000        710,280
+   CIMA Labs                                  7,300        176,594
+   Davita                                    12,600        310,842
+   Edwards Lifesciences                      11,500        292,905
    Eli Lilly                                 18,000      1,143,000
+   Endo Pharmaceuticals Holdings              9,200         70,831
+   Enzo Biochem                               9,230        129,220
+   Enzon Pharmaceuticals                      9,700        162,184
+   Genentech                                 24,800        822,368
+   Guidant                                   36,900      1,138,365
+   Haemonetics                                2,000         42,920
    HCA                                       34,300      1,423,450
+   Health Net                                12,100        319,440
+   HealthTronics Surgical Services           12,800        102,541
+   Henry Schein                               5,300        238,500
    Hillenbrand Industries                    13,400        647,354
+   Idexx Laboratories                        10,200        339,660
+   ImClone Systems                            5,000         53,105
+   Immunogen                                 24,000         74,400
+   Impath                                     5,900        116,348
+   Inamed                                     1,800         55,440
    Johnson & Johnson                        113,600      6,101,456
+   Labone                                     8,500        150,620
+   Medarex                                    9,100         35,945
+   Medcath                                   10,000        100,000
    Mentor                                     1,500         57,750
    Merck & Company                           86,900      4,919,409
+   Neurocrine Biosciences                     3,100        141,546
+   Noven Pharmaceuticals                      9,300         85,839
+   NPS Pharmaceuticals                        4,300        108,231
+   Ocular Sciences                           10,300        159,856
+   Orthodontic Centers of America             6,100         66,551
+   OSI Pharmaceuticals                        2,600         42,640
    Owens & Minor                              3,200         52,544
+   PacifiCare Health Systems                  4,400        123,640
    Pfizer                                   233,200      7,128,924
+   Pharmaceutical Resources                   2,100         62,580
    Pharmacia                                 46,100      1,926,980
+   Prime Medical Services                    17,300        149,991
+   Priority Healthcare                       27,300        633,360
+   Protein Design Labs                       12,100        102,850
+   Province Healthcare                        2,600         25,298
+   Quest Diagnostics                         10,200        580,380

                                Managed Fund  4

                                         Number        Market
HEALTHCARE & PHARMACEUTICALS (CONT'D)    of Shares     Value
-------------------------------------------------------------------
+   Respironics                                8,300   $    252,577
    Schering-Plough                           48,600      1,078,920
+   Scios                                      3,800        123,804
+   Sepracor                                   7,100         68,657
+   Sola International                        13,100        170,300
+   Steris                                    19,600        475,300
+   Techne                                     4,000        114,272
+   Tenet Healthcare                          24,800        406,720
    The Cooper Companies                      10,600        265,212
+   Trimeris                                   1,800         77,562
+   Viasys Healthcare                          5,900         87,851
+   WellPoint Health Networks                  6,000        426,960
    Wyeth                                     25,600        957,440
-------------------------------------------------------------------
                                                         46,908,490
INDUSTRIAL MACHINERY - 0.51%
-------------------------------------------------------------------
    Carlisle Companies                         3,400        140,692
    Cascade                                    8,600        137,170
    Caterpillar                               20,500        937,260
    JLG Industries                            16,700        125,751
+   Joy Global                                 3,800         42,788
    Kennametal                                 4,400        151,712
    Manitowoc                                  5,900        150,450
    Pentair                                   14,500        500,975
    Sauer-Danfoss                              4,200         33,180
    Steward & Stevensen Services              13,100        185,234
    Tecumseh Products Class A                  2,900        127,977
    Trinity Industries                         6,600        125,136
-------------------------------------------------------------------
                                                          2,658,325
INSURANCE - 2.43%
-------------------------------------------------------------------
    Aflac                                     29,400        885,528
    Allstate                                  40,200      1,486,998
    American Financial Group                  10,200        235,314
    American International Group              58,100      3,361,085
    Cigna                                     11,600        476,992
+   CNA Surety                                 5,900         46,315
    Commerce Group                             5,600        210,000
    John Hancock Financial Services           19,000        530,100
    Kansas City Life Insurance                 5,700        216,030
    Metlife                                   21,100        570,544
    Old Republic International                37,700      1,055,600
    Principal Financial Group                 10,000        301,300
    Progressive                               10,300        511,189
    Protective Life                            8,900        244,928
    Prudential Financial                      19,400        615,756
    RLI                                        9,600        267,840
    Stancorp Financial Group                   5,300        258,905
+   Travelers Property Casualty Class A       55,017        805,999
+   Travelers Property Casualty Class B       15,883        232,686
+   Triad Guaranty                             5,600        206,416
    UnumProvident                             12,700        222,758
-------------------------------------------------------------------
                                                         12,742,283
LEISURE, LODGING & ENTERTAINMENT - 0.27%
-------------------------------------------------------------------
+   Argosy Gaming                              4,200         79,506
+   Gaylord Entertainment                      5,700        117,420
+   Gtech Holdings                             4,800        133,728
+   MGM MIRAGE                                 8,700        286,839
+   Multimedia Games                           4,700        129,062
+   Nautilus Group                             7,300         97,528
    Starwood Hotels & Resorts Worldwide       14,700        348,978
+   Topps                                     28,700        249,690
-------------------------------------------------------------------
                                                          1,442,751
METALS & MINING - 0.37%
-------------------------------------------------------------------
    Alcoa                                     43,200        984,096
    Allegheny Technologies                    16,800        104,664
    Barnes Group                               2,600         52,910
    Century Aluminum                          15,800        117,078
    CIRCOR International                       7,100        112,890

                                         Number        Market
METALS & MINING (CONT'D)                 of Shares     Value
-------------------------------------------------------------------
+   Cleveland-Cliffs                           5,200   $    103,220
    Commercial Metals                         12,800        207,872
+   Mueller Industries                         1,800         49,050
    NN                                        11,600        115,884
+   Terex                                     10,700        119,198
-------------------------------------------------------------------
                                                          1,966,862
PACKAGING & CONTAINERS - 0.31%
-------------------------------------------------------------------
    Chesapeake                                 9,100        162,435
+   Mobile Mini                               10,900        170,803
+   Pactiv                                    33,200        725,752
    Sonoco Products                           24,100        552,613
-------------------------------------------------------------------
                                                          1,611,603
PAPER & FOREST PRODUCTS - 0.67%
-------------------------------------------------------------------
    Georgia-Pacific                            8,700        140,592
    International Paper                       32,800      1,147,016
    Kimberly-Clark                            36,900      1,751,643
+   Louisiana-Pacific                         24,000        193,440
    Potlatch                                   6,800        162,384
    Scweitzer-Mauduit International            5,400        132,300
-------------------------------------------------------------------
                                                          3,527,375
REAL ESTATE - 0.98%
-------------------------------------------------------------------
    Bedford Property Investors                 5,700        146,433
    Boykin Lodging                            21,400        199,662
    Brandywine Realty Trust                    9,800        213,738
    Center Trust                              24,000        187,200
    Equity Inns                               30,900        186,018
    Equity Office Properties Trust            44,200      1,104,116
    Felcor Lodging Trust                       5,000         57,200
    Glimcher Realty Trust                     11,800        209,450
    Health Care                                9,100        246,155
    Healthcare Realty Trust                    9,000        263,250
+   Host Marriott                             43,300        383,205
    HRPT Properties Trust                     15,200        125,248
+   Jones Lang Lasalle                         7,300        112,274
    Macerich                                   8,200        252,150
    National Health Investors                 13,300        213,864
    Nationwide Health Properties               8,000        119,440
    Novastar Financial                         6,500        201,695
    Prentiss Properties Trust                  4,300        121,604
    Senior Housing Properties Trust           12,900        136,869
    Shurgard Storage Centers Class A           4,300        134,762
    SL Green Realty                            4,700        148,520
    Taubman Centers                           10,800        175,284
    US Restaurants Properties                 13,800        194,304
-------------------------------------------------------------------
                                                          5,132,441
RETAIL - 3.91%
-------------------------------------------------------------------
+   AnnTaylor Stores                           4,000         81,680
+   Best Buy                                  55,900      1,349,985
    Burlington Coat Factory                    2,600         46,670
+   Cole National Class A                      9,500        108,300
    CVS                                       19,400        484,418
+   Federated Department Stores               34,000        977,840
+   Fossil                                    12,525        254,759
    Friedman's                                17,000        147,560
+   Gart Sports                                7,600        147,060
+   Great Atlantic & Pacific Tea              11,200         90,272
    Home Depot                               127,300      3,050,108
+   IHOP                                       5,600        134,400
+   Kohl's                                    22,100      1,236,495
+   Kroger                                    67,300      1,039,785
    Limited Brands                            60,500        842,765
+   Linens 'N Things                           6,900        155,940
    McDonald's                                82,700      1,329,816
+   Office Depot                              20,100        296,676
+   Papa John's International                  7,800        217,464
    Pier 1 Imports                            16,800        318,024
    Regis                                      4,200        109,158

                                Managed Fund  5

                                         Number        Market
RETAIL (CONT'D)                          of Shares     Value
-------------------------------------------------------------------
    Russ Berrie                                9,000   $    304,020
+   Saks                                      27,400        321,676
+   School Specialty                           5,100        101,898
    Sears, Roebuck                            29,300        701,735
+   Shopko Stores                             13,900        173,055
+   Stein Mart                                 5,100         31,110
    Target                                    20,700        621,000
+   The Men's Wearhouse                        4,900         84,035
    Tupperware                                14,200        214,136
+   Tweeter Home Entertainment Group           8,700         50,286
    Wallace Computer Services                 16,300        350,613
    Wal-Mart Stores                           71,800      3,626,618
    Winn-Dixie Stores                         14,200        216,976
    World Fuel Services                        6,500        133,250
+   Yum! Brands                               47,500      1,150,450
-------------------------------------------------------------------
                                                         20,500,033
TELECOMMUNICATIONS - 3.59%
-------------------------------------------------------------------
    AT&T                                      23,700        618,807
+   AT&T Wireless Services                   103,400        584,210
    BellSouth                                 61,200      1,583,244
+   Boston Communications Group               14,200        180,482
+   Broadwing                                 22,300         78,496
    CenturyTel                                15,900        467,142
+   Cisco Systems                            245,700      3,218,670
+   Commonwealth Telephone Enterprises         3,600        129,024
+   Crown Castle                              31,300        117,375
+   Extreme Networks                          16,500         53,955
    Harris                                    30,500        802,150
+   Hughes Electronics                        76,500        818,550
    Motorola                                 107,500        929,875
+   Newport                                   13,300        167,048
+   Plantronics                               11,900        180,047
+   Powerwave Technologies                     9,100         49,140
+   Price Communications                       8,800        121,704
+   Qualcomm                                  32,400      1,179,036
    SBC Communications                       132,300      3,586,653
+   Spectralink                               19,800        142,164
+   Tellabs                                   19,700        143,219
+   Terayon                                   30,900         63,345
    Verizon Communications                    93,200      3,611,500
-------------------------------------------------------------------
                                                         18,825,836
TEXTILES, APPAREL & FURNITURE - 0.42%
-------------------------------------------------------------------
    Kellwood                                   7,000        182,000
    Nike                                      17,600        782,672
    Phillips-Van Heusen                       15,800        182,648
+   Quiksilver                                 5,100        135,966
+   Skechers USA Class A                      13,700        116,313
+   Steven Madden                              8,200        148,174
    VF                                        18,100        652,505
-------------------------------------------------------------------
                                                          2,200,278
TRANSPORTATION & SHIPPING - 0.86%
-------------------------------------------------------------------
    Alexander & Baldwin                        8,700        224,373
+   Arkansas Best                              7,200        187,063
    CSX                                       24,900        704,919
+   Expressjet Holdings                       11,800        120,950
    FedEx                                     22,700      1,230,794
+   Genesee & Wyoming Class A                  6,800        138,380
    Hughes Supply                              5,700        155,724
+   Landstar System                            3,900        227,604
+   Offshore Logistics                         7,200        157,824
+   PAM Transportation Services                6,000        151,260
+   SCS Transportation                         2,500         24,775
    Union Pacific                             16,700        999,829
    US Freightways                             6,100        175,375
-------------------------------------------------------------------
                                                          4,498,870
UTILITIES - 1.82%
-------------------------------------------------------------------
    AGL Resources                              6,600        160,380
    Black Hills                                6,300        167,076
    Cascade Natural Gas                        7,400        148,000

                                         Number        Market
UTILITIES (CONT'D)                       of Shares     Value
-------------------------------------------------------------------
    Consolidated Edison                        9,100   $    389,662
    Dominion Resources                        10,100        554,490
    DTE Energy                                12,700        589,280
    Duke Energy                               12,200        238,388
+   Edison International                      25,000        296,250
    Entergy                                    6,900        314,571
    Exelon                                    20,700      1,092,339
    FirstEnergy                               38,100      1,256,157
    FPL Group                                  5,500        330,715
    Great Plains Energy                       10,700        244,816
    Middlesex Water                            6,750        141,548
    Northwestern                              13,500         68,580
    Oneok                                     45,000        864,000
    Otter Tail                                 9,400        252,860
    Pepco Holdings                            35,400        686,406
    Public Service Enterprise                 17,700        568,170
+   Sierra Pacific Resources                  29,000        188,500
    TXU                                        9,000        168,120
    UGI                                        7,900        295,381
    Wisconsin Energy                          22,500        567,000
-------------------------------------------------------------------
                                                          9,582,689
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $322,967,713)                                   325,484,889
-------------------------------------------------------------------

AGENCY MORTGAGE-BACKED                   Principal
SECURITIES - 2.56%                       Amount
-------------------------------------------------------------------
    Fannie Mae
      5.00% 1/1/18 TBA                   $   560,000        573,650
      5.50% 1/1/33 TBA                     1,295,000      1,320,900
      6.00% 4/1/17                         2,023,819      2,118,685
      6.00% 1/1/33 TBA                     2,080,000      2,150,200
      6.00% 1/1/33                           695,000        719,759
      6.50% 1/1/18 TBA                     2,280,000      2,404,688
      6.50% 3/1/17                           277,305        292,730
      6.50% 1/1/33 TBA                        25,000         26,031
      7.50% 10/1/31                          206,516        219,359
    Freddie Mac
      5.50% 1/15/33 TBA                    2,375,000      2,421,017
    GNMA
      7.50% 5/15/32                        1,094,103      1,167,613
-------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Cost $13,232,726)                                     13,414,632
-------------------------------------------------------------------

AGENCY OBLIGATIONS - 2.38%
-------------------------------------------------------------------
    Fannie Mae
      2.875% 10/15/05                      4,050,000      4,129,700
      4.75% 6/18/07                          900,000        940,801
    Freddie Mac
      3.25% 11/15/04                       4,760,000      4,895,575
      3.50% 9/15/07                        1,590,000      1,624,873
      6.25% 7/15/32                          790,000        898,146
-------------------------------------------------------------------
TOTAL AGENCY OBLIGATIONS
  (Cost $12,313,953)                                     12,489,095
-------------------------------------------------------------------

ASSET-BACKED SECURITIES - 1.42%
-------------------------------------------------------------------
    Ameriquest Mortgage Securities
      2002-1 M4
      3.62% 5/25/32                          600,000        534,540
    DVI Receivables
      2001-1 A4
      5.808% 4/11/09                       1,500,000      1,574,835
    Freddie Mac Structured Pass Through
      Securities
      T-50 A3
      2.182% 9/27/07                         560,000        558,513
    GSAMP Trust Series 2002-WFN
      8.25% 10/20/32                         336,536        333,066

                                Managed Fund  6

                                         Principal     Market
ASSET-BACKED SECURITIES (CONT'D)         Amount        Value
-------------------------------------------------------------------
    Morgan Stanley Dean Witter
      2001-NCIN N
      12.75% 10/25/31                    $   691,335   $    705,161
    Novastar Capital Trust
      Series 2002-C1 Class A
      7.15% 9/25/31                          354,858        323,960
    Option One Mortgage Securities
      2002-2A CFTS
      8.83% 6/26/32                          229,870        229,295
    Peoplefirst.com Auto Receivables
      Owner Trust
      2000-2 A4
      6.43% 9/15/07                        1,500,000      1,541,719
    Sharp Net Interest Margin Trust
      Series 2002-HE2N Class N
      9.50% 10/25/32                         415,615        414,170
    Sky Financial Medical
      2001-B
      5.55% 7/15/12                        1,208,917      1,239,546
-------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $7,355,328)                                       7,454,805
-------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.89%
-------------------------------------------------------------------
    ARC Net Interest Margin Trust
      Series 2002-5A Class A
      7.75% 7/27/32                          178,662        176,875
    Fannie Mae
      2002-70 QD
      5.50% 6/25/26                          320,000        336,000
    Fannie Mae
      2003-WI 1A1 TBA
      6.50% 12/25/42                       1,065,000      1,123,908
    Freddie Mac
      2303 CW
      8.50% 11/15/24                         777,865        803,626
    Freddie Mac
      2346 PC
      6.50% 12/15/13                       1,235,000      1,291,706
    GNMA
      2002-61 BA
      4.648% 3/16/26                         460,000        471,477
    GNMA
      2002-62 B
      4.763% 1/16/25                         460,000        471,877
-------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $4,643,062)                                       4,675,469
-------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.96%
-------------------------------------------------------------------
    Commercial Mortgage
      Series 2000-C1 A1
      7.206% 8/15/33                       2,613,791      2,914,121
    Credit Suisse First Boston Mortgage
      Securities Corporation
      2002-34 1A1
      7.50% 12/25/32                       1,035,000      1,090,631
    Merrill Lynch Mortgage Trust
      2002-MW1 J
      5.695% 7/12/34                         275,000        228,718
    Prudential Securities
      1998-C1
      7.387% 5/15/13                         460,000        381,926

COMMERCIAL MORTGAGE-BACKED               Principal     Market
SECURITIES (CONT'D)                      Amount        Value
-------------------------------------------------------------------
    Wachovia Bank Commercial Mortgage
      Trust 2002-C1A H
      6.29% 4/15/34                      $   290,000   $    264,596
    Wachovia Bank Commercial Mortgage
      Trust
      2002-C1A J
      6.29% 4/15/34                          200,000        177,660
-------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (Cost $4,650,928)                                       5,057,652
-------------------------------------------------------------------

CORPORATE BONDS - 14.44%
-------------------------------------------------------------------
AUTOMOBILES & AUTOMOTIVE PARTS - 0.29%
-------------------------------------------------------------------
    Ford Motor
      7.45% 7/16/31                        1,750,000      1,526,365
**  Venture Holdings Trust
      12.00% 6/1/09                          150,000          6,750
-------------------------------------------------------------------
                                                          1,533,115
BANKING, FINANCE & INSURANCE - 3.76%
-------------------------------------------------------------------
*   AON 144A
      3.025% 1/15/03                         435,000        434,943
      7.375% 12/14/12                        990,000      1,035,625
    Bank of Hawaii
      6.875% 6/1/03                          585,000        596,449
    Bear Stearns
      4.00% 1/31/08                          755,000        761,789
    Citigroup
      5.625% 8/27/12                         955,000      1,006,037
    Credit Suisse First Boston USA
      4.625% 1/15/08                         560,000        568,282
      5.75% 4/15/07                          225,000        241,087
    Deluxe
      5.00% 12/15/12                         570,000        581,841
    Erac USA Finance
      7.35% 6/15/08                        1,550,000      1,747,231
    General Electric Capital
      5.45% 1/15/13                          680,000        707,705
    GMAC
      6.75% 1/15/06                          600,000        621,795
      6.875% 8/28/12                         375,000        370,299
      7.00% 2/1/12                           190,000        191,122
      8.00% 11/1/31                        1,635,000      1,648,533
    Goldman Sachs
      5.50% 11/15/14                         725,000        732,349
    MBNA America Bank
      5.375% 1/15/08                         275,000        282,460
      7.125% 11/15/12                        510,000        534,667
    Morgan Stanley Dean Witter
      6.60% 4/1/12                         1,450,000      1,609,880
*   Nordea Bank Sweden
      144A 5.25% 11/30/12                    585,000        596,464
    PNC Funding
      7.50% 11/1/09                          750,000        866,552
*   PSE&G Capital 144A
      6.25% 5/15/03                        1,000,000      1,015,063
    Regions Financial
      6.375% 5/15/12                       1,700,000      1,899,341
    XL Capital
      6.50% 1/15/12                          385,000        417,593
*   Zurich Capital Trust 144A
      8.376% 6/1/37                        1,400,000      1,292,533
-------------------------------------------------------------------
                                                         19,759,640
CABLE, MEDIA & PUBLISHING - 1.33%
-------------------------------------------------------------------
    AOL Time Warner
      5.625% 5/1/05                          230,000        235,348
      7.70% 5/1/32                         1,140,000      1,190,674
    Charter Communication Holdings
      10.75% 10/1/09                         145,000         66,338
    Liberty Media
      7.75% 7/15/09                          780,000        844,231
      8.25% 2/1/30                           610,000        643,699

                                Managed Fund  7

                                         Principal     Market
CABLE, MEDIA & PUBLISHING (CONT'D)       Amount        Value
-------------------------------------------------------------------
    Lodgenet Entertainment
      10.25% 12/15/06                    $   200,000   $    193,000
    Scholastic
      5.75% 1/15/07                          725,000        774,368
    Thomson
      5.75% 2/1/08                           555,000        604,114
    USA Interactive
      7.00% 1/15/13                        1,470,000      1,522,748
    USA Networks
      6.75% 11/15/05                         880,000        922,146
-------------------------------------------------------------------
                                                          6,996,666
CHEMICALS - 0.36%
-------------------------------------------------------------------
    Solutia
      11.25% 7/15/09                       1,275,000      1,078,968
    Valspar
      6.00% 5/1/07                           780,000        830,287
-------------------------------------------------------------------
                                                          1,909,255
CONSUMER PRODUCTS - 0.31%
-------------------------------------------------------------------
    American Greetings
      11.75% 7/15/08                         280,000        308,000
*   Fortune Brands 144A
      7.125% 11/1/04                         635,000        683,913
    Maytag
      6.875% 12/1/06                         560,000        618,838
-------------------------------------------------------------------
                                                          1,610,751
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.00%
-------------------------------------------------------------------
    Johnson Controls
      5.00% 11/15/06                           5,000          5,294
-------------------------------------------------------------------
                                                              5,294
ENERGY - 2.87%
-------------------------------------------------------------------
*   Colonial Pipeline 144A
      7.63% 4/15/32                          585,000        700,470
    ConocoPhillips
      5.90% 10/15/32                         505,000        503,883
*   El Paso 144A
      8.375% 6/15/32                         200,000        149,390
*   Equitable Resources 144A
      5.15% 11/15/12                         490,000        492,507
    Kerr-McGee
      5.875% 9/15/06                         575,000        623,901
    Marathon Oil
      5.375% 6/1/07                          790,000        833,911
    Nabors Holdings
      4.875% 8/15/09                         900,000        930,202
    Nabors Industries
      5.375% 8/15/12                       1,340,000      1,375,330
      6.80% 4/15/04                          660,000        695,522
    National Fuel Gas
      7.30% 2/18/03                          365,000        367,151
    North Border Pipeline
      6.25% 5/1/07                           640,000        672,072
    Occidental Petroleum
      5.875% 1/15/07                         645,000        697,928
    Oneok
      7.75% 8/15/06                          955,000      1,054,977
    Tennessee Gas
      8.375% 6/15/32                       1,140,000        994,736
*   Transcontinental Gas Pipeline 144A
      8.875% 7/15/12                       1,235,000      1,241,176
    Transocean
      6.75% 4/15/05                          380,000        410,813
    Union Oil of California
      6.375% 2/1/04                          385,000        400,395
    USX
      9.125% 1/15/13                         770,000        968,936
      9.375% 2/15/12                         720,000        905,614
    Valero Energy
      6.125% 4/15/07                         440,000        455,150

                                         Principal     Market
ENERGY (CONT'D)                          Amount        Value
-------------------------------------------------------------------
    Western Atlas
      7.875% 6/15/04                     $   455,000   $    489,623
    Williams Series A
      7.50% 1/15/31                          160,000        100,800
-------------------------------------------------------------------
                                                         15,064,487
FOOD, BEVERAGE & TOBACCO - 0.63%
-------------------------------------------------------------------
    Delhaize America
      8.125% 4/15/11                         345,000        334,279
      9.00% 4/15/31                          175,000        161,390
    DiGiorgio
      10.00% 6/15/07                         225,000        222,188
    Kroger
      8.15% 7/15/06                          690,000        781,246
    PepsiAmericas
      3.875% 9/12/07                         720,000        732,389
    UST
      8.80% 3/15/05                          240,000        267,947
*   UST 144A
      6.625% 7/15/12                         725,000        791,291
-------------------------------------------------------------------
                                                          3,290,730
INDUSTRIAL MACHINERY - 0.09%
-------------------------------------------------------------------
    Textron
      6.375% 11/15/08                         20,000         22,247
    York International
      6.625% 8/15/06                         440,000        469,771
-------------------------------------------------------------------
                                                            492,018
METALS & MINING - 0.27%
-------------------------------------------------------------------
    Newmont Gold
      8.91% 1/5/09                            92,288        106,392
    Newmont Mining
      8.625% 5/15/11                       1,135,000      1,328,054
-------------------------------------------------------------------
                                                          1,434,446
PAPER & FOREST PRODUCTS - 0.10%
-------------------------------------------------------------------
    Fort James
      6.625% 9/15/04                         525,000        511,875
-------------------------------------------------------------------
                                                            511,875
PACKAGING & CONTAINERS - 0.02%
-------------------------------------------------------------------
    Portola Packaging
      10.75% 10/1/05                         105,000        106,575
-------------------------------------------------------------------
                                                            106,575
RETAIL - 0.69%
-------------------------------------------------------------------
    Lowes Companies
      7.50% 12/15/05                         900,000      1,026,997
    Perkins Family Restaurant
      10.125% 12/15/07                       350,000        306,250
    Wendy's International
      6.20% 6/15/14                          415,000        461,617
      6.25% 11/15/11                         945,000      1,042,506
      6.35% 12/15/05                         710,000        777,326
-------------------------------------------------------------------
                                                          3,614,696
TELECOMMUNICATIONS - 1.34%
-------------------------------------------------------------------
    AT&T
      6.50% 3/15/13                          295,000        296,578
      6.50% 11/15/06                         940,000      1,005,694
    AT&T Broadband
      8.375% 3/15/13                         475,000        540,703
    AT&T Wireless
      7.875% 3/1/11                          720,000        724,892
      8.125% 5/1/12                          345,000        347,398
    Citizens Communications
      6.375% 8/15/04                         810,000        830,290
    Insight Midwest
      10.50% 11/1/10                         245,000        239,488
*   Intelsat 144A
      7.625% 4/15/12                         135,000        138,765

                                Managed Fund  8

                                         Principal     Market
TELECOMMUNICATIONS (CONT'D)              Amount        Value
-------------------------------------------------------------------
*   PanAmSat 144A
      8.50% 2/1/12                       $   325,000   $    312,000
*   Singapore Telecommunications 144A
      6.375% 12/1/11                         975,000      1,048,563
      7.375% 12/1/31                         370,000        406,250
    Sprint Capital
      6.875% 11/15/28                        395,000        318,987
      8.375% 3/15/12                         405,000        403,742
    Verizon Wireless
      5.375% 12/15/06                        385,000        402,632
-------------------------------------------------------------------
                                                          7,015,982
TEXTILES, APPAREL & FURNITURE - 0.05%
-------------------------------------------------------------------
++  J Crew
      13.125% 10/15/08                       470,000        256,150
-------------------------------------------------------------------
                                                            256,150
TRANSPORTATION & SHIPPING - 0.38%
-------------------------------------------------------------------
*   Air 2 US 144A
      8.027% 10/1/19                         255,682        166,007
    American Airlines
      6.817% 5/23/11                         850,000        730,226
    Continental Airlines
      7.033% 6/15/11                         463,864        311,146
    Delta Air Lines
      7.299% 9/18/06                       1,020,000        767,132
-------------------------------------------------------------------
                                                          1,974,511
UTILITIES - 1.95%
-------------------------------------------------------------------
    Avista
      7.75% 1/1/07                           805,000        830,341
      9.75% 6/1/08                           335,000        331,224
    Carolina Power & Light
      6.50% 7/15/12                          380,000        416,192
    Consumers Energy
      6.00% 3/15/05                          590,000        585,132
    Detroit Edison
      5.05% 10/1/05                          925,000        980,401
    First Energy
      6.45% 11/15/11                         380,000        378,797
    Florida Power
      8.00% 12/1/22                        1,185,000      1,236,900
*   Illinois Power 144A
      11.50% 12/15/10                        335,000        324,950
*   Nevada Power 144A
      10.875% 10/15/09                       145,000        147,175
    Nisource Finance
      7.50% 11/15/03                         300,000        302,429
*   Northern States Power 144A
      8.00% 8/28/12                          535,000        607,532
    Oncor Electric
      7.25% 1/15/33                          695,000        709,957
    PSEG Energy Holdings
      8.625% 2/15/08                         440,000        367,831
    Public Service Company of Colorado
      6.00% 4/15/03                          605,000        608,050

                                         Principal     Market
UTILITIES (CONT'D)                       Amount        Value
-------------------------------------------------------------------
*   Public Service Company of Colorado
      144A
      7.875% 10/1/12                     $   585,000   $    654,165
    SCANA
      7.44% 10/19/04                         500,000        541,627
    Sempra Energy
      6.80% 7/1/04                           530,000        552,330
    Southern Company Capital Funding
      5.30% 2/1/07                           610,000        646,627
-------------------------------------------------------------------
                                                         10,221,660
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $72,520,104)                                     75,797,851
-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.86%
-------------------------------------------------------------------
    U.S. Treasury Bond
      5.375% 2/15/31                      16,185,000     17,649,240
    U.S. Treasury Inflation Index Notes
      3.00% 7/15/12                          675,588        718,129
      3.375% 4/15/32                       1,138,872      1,314,153
      3.625% 1/15/08                       2,294,940      2,518,699
    U.S. Treasury Notes
      2.00% 11/30/04                       1,735,000      1,749,911
      2.125% 10/31/04                      6,050,000      6,118,539
      3.00% 11/15/07                         370,000        374,567
      4.00% 11/15/12                       5,495,000      5,574,425
-------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $34,114,194)                                     36,017,663
-------------------------------------------------------------------
COMMERCIAL PAPER - 10.21%
-------------------------------------------------------------------
    Amstel Funding
      1.38% 3/27/03                        5,000,000      4,984,950
    Citicorp
      1.36% 1/14/03                        5,000,000      4,997,544
    Corporate Asset Funding
      1.303% 3/6/03                        2,400,000      2,394,624
    Eiffel Funding
      1.363% 2/18/03                       6,000,000      5,989,121
    General Electric Company
      1.48% 1/2/03                         8,700,000      8,700,000
    Gramercy Capital
      1.32% 1/2/03                         5,000,000      4,999,817
      1.402% 1/15/03                       5,000,000      4,997,278
    Philip Morris
      1.28% 1/30/03                        5,000,000      4,994,844
    Standard Life Funding
      1.29% 4/16/03                        2,900,000      2,887,768
    Stellar Funding Group
      1.372% 2/7/03                        3,624,000      3,618,897
      1.382% 1/24/03                       5,000,000      4,995,592
-------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $53,560,343)                                     53,560,435
-------------------------------------------------------------------

                                Managed Fund  9

                                           Number      Market
PREFERRED STOCK - 0.20%                   of Shares    Value
-------------------------------------------------------------------
*   Centaur Funding 144A
      9.08%                                    1,070   $  1,058,297
-------------------------------------------------------------------
TOTAL PREFERRED STOCK
  (Cost $1,083,256)                                       1,058,297
-------------------------------------------------------------------
WARRANTS - 0.00%
-------------------------------------------------------------------
+   Solutia                                    1,465             15
-------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $124,625)                                                15
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 101.94%
  (Cost $526,566,232)                                   535,010,803
-------------------------------------------------------------------
Liabilities Net of Receivables and Other
  Assets - (1.94%)                                      (10,184,189)
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $11.881 per share based
  on 44,174,127 shares issued and
  outstanding)                                         $524,826,614
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per share,
  100,000,000 authorized shares                        $599,874,507
Undistributed net investment income                       1,848,084
Accumulated net realized loss on
  investments                                           (85,340,548)
Net unrealized appreciation of
  investments                                             8,444,571
-------------------------------------------------------------------
TOTAL NET ASSETS                                       $524,826,614
-------------------------------------------------------------------

+ Non-income producing security for the year ended December 31, 2002.

++ Step coupon bond. The rate shown is the step-up rate.

* Security exempt from registration under 144A of the Securities Act of 1933. See Note #7 in Notes to Financial Statements.

** Non-income producing security. Security is currently in default.

ADR - American Depositary Receipts

GNMA - Government National Mortgage Association

TBA - To Be Announced

See accompanying notes to financial statements.

                                Managed Fund  10

LINCOLN NATIONAL MANAGED FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Interest                                                    $  12,793,772
---------------------------------------------------------------------------
  Dividends                                                       6,251,746
---------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                      19,045,518
---------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 2,372,336
---------------------------------------------------------------------------
  Accounting and administration fees                                251,674
---------------------------------------------------------------------------
  Printing and postage                                              198,783
---------------------------------------------------------------------------
  Professional fees                                                  54,117
---------------------------------------------------------------------------
  Custody fees                                                       52,750
---------------------------------------------------------------------------
  Directors' fees                                                     4,200
---------------------------------------------------------------------------
  Other                                                               7,229
---------------------------------------------------------------------------
                                                                  2,941,089
---------------------------------------------------------------------------
Less fees waived                                                   (109,429)
---------------------------------------------------------------------------
Less expenses paid indirectly                                        (9,727)
---------------------------------------------------------------------------
  TOTAL EXPENSES                                                  2,821,933
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                            16,223,585
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
---------------------------------------------------------------------------
  Net realized loss on investments                              (48,642,662)
---------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                   (40,794,990)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (89,437,652)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (73,214,067)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/2002        12/31/2001
                                                              -------------------------------
Changes from operations:
  Net investment income                                       $ 16,223,585      $  21,110,404
---------------------------------------------------------------------------------------------
  Net realized loss on investments                             (48,642,662)       (32,818,581)
---------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                  (40,794,990)        (1,220,195)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (73,214,067)       (12,928,372)
---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                        (18,182,920)       (22,323,795)
---------------------------------------------------------------------------------------------
  Net realized gain on investments                                      --       (105,645,138)
---------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS          (18,182,920)      (127,968,933)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                             (74,458,491)        71,704,765
---------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                (165,855,478)       (69,192,540)
---------------------------------------------------------------------------------------------
Net assets, at beginning of period                             690,682,092        759,874,632
---------------------------------------------------------------------------------------------
NET ASSETS, AT END OF PERIOD                                  $524,826,614      $ 690,682,092
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                Managed Fund  11

LINCOLN NATIONAL MANAGED FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                         Year ended December 31,
                                           2002       2001(1)    2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of period       $ 13.825   $ 16.918   $ 18.910   $ 18.971   $ 19.304

Income (loss) from investment operations:
  Net investment income(2)                    0.347      0.443      0.628      0.622      0.599
  Net realized and unrealized gain (loss)
    on investments                           (1.878)    (0.631)    (0.865)     0.767      1.632
                                           ----------------------------------------------------
  Total from investment operations           (1.531)    (0.188)    (0.237)     1.389      2.231
                                           ----------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.413)    (0.464)    (0.660)    (0.552)    (1.162)
  Net realized gain on investments               --     (2.441)    (1.095)    (0.898)    (1.402)
                                           ----------------------------------------------------
  Total dividends and distributions          (0.413)    (2.905)    (1.755)    (1.450)    (2.564)
                                           ----------------------------------------------------
  Net asset value, end of period           $ 11.881   $ 13.825   $ 16.918   $ 18.910   $ 18.971
                                           ----------------------------------------------------
                                           ----------------------------------------------------

Total return(3)                              (11.08%)    (1.58%)    (1.41%)     7.72%     12.72%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $524,827   $690,682   $759,875   $927,572   $965,486
  Ratio of expenses to average net assets      0.47%      0.47%      0.44%      0.42%      0.42%
  Ratio of expenses to average net assets
    prior to fees waived and expenses paid
    indirectly                                 0.49%      0.47%      0.44%      0.42%      0.42%
  Ratio of net investment income to
    average net assets                         2.69%      2.93%      3.46%      3.25%      3.31%
  Ratio of net investment income to
    average net assets prior to fees
    waived and expenses paid indirectly        2.67%      2.93%      3.46%      3.25%      3.31%
  Portfolio turnover                            318%       355%       110%        45%        57%

(1) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all discounts and premiums on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, and a decrease in the ratio of net investment income to average net assets of 0.17%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average share outstanding method has been applied for per share information for the years ended December 31, 2002, 2001 and 2000.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                                Managed Fund  12

LINCOLN NATIONAL MANAGED FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day, an equity security does not trade, then the mean between the bid and asked price will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage-and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $9,727. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers (DLIA), an affiliate of DMC, served as the investment manager to the Fund under identical terms.

                                Managed Fund  13

During the year ended December 31, 2002, DMC and DLIA contractually waived a portion of their management fees in the amount of $109,429. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement as discussed below on December 9, 2002.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $174,332
Accounting and Administration Fees
  Payable to DSC                       37,812

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $1,092,989,042 and sales of $1,177,931,469 of investment securities other than U.S. government securities and short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $539,842,759. At December 31, 2002, net unrealized depreciation was $4,831,956, of which $44,346,607 related to unrealized appreciation of investments and $49,178,563 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                 Year ended       Year ended
                                 12/31/02         12/31/01
                                 -----------------------------
Ordinary income                  $18,182,920      $ 33,251,462
Long-term capital gain                    --        94,717,471
                                 -----------      ------------
Total                            $18,182,920      $127,968,933
                                 ===========      ============

                                Managed Fund  14

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $599,874,507
Undistributed ordinary income      1,848,084
Capital loss carryforwards       (67,809,188)
Post-October losses               (4,254,833)
Unrealized depreciation of
  investments                     (4,831,956)
                                ------------
Net assets                      $524,826,614
                                ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $16,892,044 expires in 2009 and $50,917,144 expires in 2010.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                       Shares Issued Upon
                                Capital Shares         Reinvestment of Dividends    Capital Shares
                                Sold                   and Distributions            Redeemed
                                -----------------------------------------------------------------------------
                                Shares    Amount       Shares       Amount          Shares       Amount
                                -----------------------------------------------------------------------------
Year ended December 31, 2002:   268,236   $3,466,563   1,522,335    $ 18,182,920    (7,574,445)  $(96,107,974)
Year ended December 31, 2001:   499,184   $7,279,353   8,789,945    $127,968,933    (4,246,559)  $(63,543,521)

                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Share Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    (5,783,874)  $(74,458,491)
Year ended December 31, 2001:     5,042,570   $ 71,704,765

6. CREDIT AND MARKET RISKS

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total           (C)
                               Capital Gains   Income          Distributions   Qualifying(1)
                               Distributions   Distributions   (Tax Basis)     Dividends
                               -------------------------------------------------------------
                                    --             100%            100%             35%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

Item (C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                Managed Fund  15

9. PROXY RESULTS (UNAUDITED)

Lincoln National Managed Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     44,894,388    44,894,388   94.97%     5.03%       0.00%
                Kelly D. Clevenger                                      44,894,388    44,894,388   95.07%     4.93%       0.00%
                Nancy L. Frisby                                         44,894,388    44,894,388   95.06%     4.94%       0.00%
                Barbara S. Kowalczyk                                    44,894,388    44,894,388   94.79%     5.21%       0.00%
                Kenneth G. Stella                                       44,894,388    44,894,388   94.87%     5.13%       0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              44,894,388    44,894,388   88.46%     7.50%       4.04%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        44,894,388    44,894,388   82.88%    12.24%       4.88%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           44,894,388    44,894,388   87.29%     8.14%       4.57%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             44,894,388    44,894,388   85.37%     8.71%       5.92%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    44,894,388    44,894,388   85.40%     8.84%       5.76%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        44,894,388    44,894,388   85.50%     8.74%       5.76%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       44,894,388    44,894,388   86.13%     8.12%       5.75%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              44,894,388    44,894,388   84.94%     8.94%       6.12%
     5F)  Amendment to Fundamental Restrictions on Lending.             44,894,388    44,894,388   85.37%     8.84%       5.79%
     5G)  Amendment to Fundamental Restrictions on Diversification.     44,894,388    44,894,388   85.63%     8.58%       5.79%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   44,894,388    44,894,388   82.77%    11.56%       5.67%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             44,894,388    44,894,388   82.13%    12.07%       5.80%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 44,894,388    44,894,388   81.87%    12.18%       5.95%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       44,894,388    44,894,388   82.05%    12.09%       5.86%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        44,894,388    44,894,388   82.00%    11.84%       6.16%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             44,894,388    44,894,388   82.10%    11.71%       6.19%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               44,894,388    44,894,388   82.85%    11.32%       5.83%

                                Managed Fund  16

LINCOLN NATIONAL MANAGED FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL MANAGED FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Managed Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Managed Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 7, 2003

                                Managed Fund  17

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office and                             Number of
date of birth                with the funds       length of time      Principal                  funds in
                                                  served              occupation(s)              fund complex
                                                                      during the                 overseen by
                                                                      past five years            Director
-------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since      Vice President, The           12
1300 S. Clinton Street       and Director         August 1995;        Lincoln National Life
Fort Wayne, IN 46802                              President and       Insurance Company. Vice
DOB: 07/25/52                                     Director since      President, Lincoln
                                                  November 1994       Retirement Services
                                                                      Company, LLC; Second Vice
                                                                      President, Lincoln Life &
                                                                      Annuity Company of New
                                                                      York

Barbara S. Kowalczyk         Director             Director since      Senior Vice President,        12
Centre Square, West Tower                         November 1993       Corporate Planning and
1500 Market St.,                                                      Development, Lincoln
Suite 3900                                                            National Corporation
Philadelphia, PA 19102                                                (insurance holding
DOB: 04/07/51                                                         company); Senior Vice
                                                                      President, Lincoln
                                                                      National Management
                                                                      Corporation

John B. Borsch, Jr.          Director             Director since      Retired; formerly             12
1300 S. Clinton Street                            December 1981       Associate Vice President,
Fort Wayne, IN 46802                                                  Investments, Northwestern
DOB: 06/09/33                                                         University

Nancy L. Frisby              Director             Director since      Vice President and Chief      12
1300 S. Clinton Street                            April 1992          Financial Officer, DeSoto
Fort Wayne, IN 46802                                                  Memorial Hospital;
DOB: 11/10/41                                                         formerly Chief Financial
                                                                      Officer, Bascom Palmer
                                                                      Eye Institute, University
                                                                      of Miami School of
                                                                      Medicine; formerly Vice
                                                                      President and Chief
                                                                      Financial Officer, St.
                                                                      Joseph Medical Center,
                                                                      Inc.

Kenneth G. Stella            Director             Director since      President, Indiana            12
1300 S. Clinton Street                            February 1998       Hospital & Health
Fort Wayne, IN 46802                                                  Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President and  Vice President and            N/A
Centre Square, West Tower,   Treasurer            Treasurer since     Treasurer, Lincoln
1500 Market Street,                               January 2001        National Corporation;
Suite 3900                                                            formerly President and
Philadelphia, PA 19102                                                Market Manager, Greater
DOB: 08/03/63                                                         Cincinnati Region, Bank
                                                                      One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since     Secretary and Assistant       N/A
1300 S. Clinton Street                            February 1995       Vice President, The
Fort Wayne, IN 46802                                                  Lincoln National Life
DOB: 04/24/54                                                         Insurance Company;
                                                                      formerly Assistant
                                                                      Secretary, Lincoln
                                                                      National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting    Assistant Vice President,     N/A
1300 S. Clinton Street       President and Chief  Officer since May   The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002                Insurance Company;
DOB: 09/02/61                                                         formerly Vice President,
                                                                      MetLife Investors;
                                                                      formerly Assistant Vice
                                                                      President, MetLife
                                                                      Investors; formerly
                                                                      Accounting Manager,
                                                                      Transamerica Life
                                                                      Companies

Steven M. Kluever(1)         Second Vice          Second Vice         Second Vice President,        N/A
1300 S. Clinton Street       President            President since     The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;        Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice      Vice President, Lincoln
                                                  President since     Life & Annuity Company of
                                                  August 1997         New York

Name, address and            Other directorships held
date of birth                by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St.,             The Lincoln National Life
Suite 3900                   Insurance Company;
Philadelphia, PA 19102       Lincoln Financial Group
DOB: 04/07/51                Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                                Managed Fund  18

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL MANAGED FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    -------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------